BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 94.4%
Brazil — 3.6%
Ambev SA .................. 3,780 $ 10,713
B3 SA - Brasil Bolsa Balcao ....... 32,861 90,846
Cia Energetica de Minas Gerais , ADR 8,993 22,663
Energisa SA ................. 9,206 76,143
Light SA .................... 10,000 21,845
Lojas Renner SA .............. 16,111 85,802
Movida Participacoes SA
(a)
....... 4,558 14,163
Natura & Co. Holding SA
(a)
....... 5,027 21,660
Ultrapar Participacoes SA ........ 22,488 64,414
408,249
Chile — 0.6%
Enel Americas SA ............. 110,511 13,030
Enel Americas SA, ADR ......... 9,329 55,041
68,071
China — 31.5%
3SBio, Inc.
(a)(b)(c)
............... 26,000 20,587
Agricultural Bank of China Ltd., Class H 92,000 35,004
Akeso , Inc.
(a)(b)(c)
............... 3,000 8,149
Alibaba Group Holding Ltd.
(a)
...... 19,892 311,779
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 500 25,541
Baidu, Inc., ADR, Class A
(a)
....... 391 62,458
BeiGene Ltd., ADR
(a)
........... 68 16,495
BYD Co. Ltd., Class A ........... 4,436 165,407
BYD Co. Ltd., Class H .......... 2,000 59,154
China Construction Bank Corp., Class
H ...................... 23,000 17,649
China Lesso Group Holdings Ltd. ... 7,000 12,170
China Life Insurance Co. Ltd., Class H 7,000 12,305
China Medical System Holdings Ltd. . 16,000 26,792
China Merchants Bank Co. Ltd., Class
A ...................... 14,500 112,730
China Merchants Bank Co. Ltd., Class
H ...................... 14,500 121,193
China Molybdenum Co. Ltd., Class H 93,000 47,790
China Petroleum & Chemical Corp.,
Class H .................. 58,000 30,368
China Resources Gas Group Ltd. ... 2,000 10,004
CIFI Holdings Group Co. Ltd. ...... 28,000 18,279
Contemporary Amperex Technology Co.
Ltd., Class A ............... 1,340 129,299
Country Garden Services Holdings Co.
Ltd. ..................... 3,000 17,722
CSPC Pharmaceutical Group Ltd. ... 74,000 89,939
ENN Energy Holdings Ltd. ........ 1,300 20,696
Ganfeng Lithium Co. Ltd., Class A .. 1,200 25,812
Ganfeng Lithium Co. Ltd., Class H
(b)(c)
1,600 25,424
Geely Automobile Holdings Ltd. .... 10,000 21,648
GoerTek , Inc., Class A .......... 1,600 12,055
Great Wall Motor Co. Ltd., Class H .. 3,000 8,139
Guangzhou R&F Properties Co. Ltd.,
Class H .................. 39,600 17,626
Huatai Securities Co. Ltd., Class H
(b)(c)
44,400 78,926
Industrial & Commercial Bank of China
Ltd., Class H ............... 26,000 15,752
JD.com, Inc., Class A
(a)
.......... 2,534 96,042
JiuGui Liquor Co. Ltd., Class A ..... 200 5,148
Kingdee International Software Group
Co. Ltd.
(a)
................. 7,000 16,039
KWG Group Holdings Ltd. ........ 21,000 11,482
Lenovo Group Ltd. ............. 120,000 130,045
Li Auto, Inc., Class A
(a)
.......... 400 4,908
Li Auto, Inc., ADR
(a)
............ 1,166 30,421
Security
Shares
Shares Value
China (continued)
LONGi Green Energy Technology Co.
Ltd., Class A ............... 560 $ 6,271
Meituan Dianping , Class B
(a)(c)
..... 3,400 101,437
Microport Scientific Corp. ........ 4,300 12,394
MMG Ltd.
(a)
.................. 68,000 22,079
NetEase , Inc. ................ 3,870 80,804
NIO, Inc., ADR
(a)
.............. 1,960 48,040
Pharmaron Beijing Co. Ltd., Class A . 1,300 24,124
Pinduoduo , Inc., ADR
(a)
.......... 210 12,566
Ping An Insurance Group Co. of China
Ltd., Class H ............... 24,000 190,460
Postal Savings Bank of China Co. Ltd.,
Class A .................. 4,550 4,050
Shandong Nanshan Aluminum Co. Ltd.,
Class A .................. 35,470 24,350
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 8,200 16,010
Shanghai Putailai New Energy
Technology Co. Ltd., Class A .... 600 13,564
Sinopharm Group Co. Ltd., Class H . 4,800 10,737
Sinotruk Hong Kong Ltd. ......... 1,500 2,231
StarPower Semiconductor Ltd., Class A 500 25,423
Sunac China Holdings Ltd. ....... 26,000 32,040
Sunny Optical Technology Group Co.
Ltd. ..................... 700 18,072
Tencent Holdings Ltd. ........... 8,400 526,363
Towngas Smart Energy Co. Ltd.
(a)
... 13,000 9,584
Trip.com Group Ltd., ADR
(a)
....... 386 10,271
Vipshop Holdings Ltd., ADR
(a)
...... 3,380 31,468
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 10,900 43,136
WuXi AppTec Co. Ltd., Class A ..... 2,378 39,513
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 6,980 100,116
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 9,000 90,205
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 361 857
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 18,600 32,427
Xinyi Solar Holdings Ltd. ......... 8,000 12,834
XPeng , Inc., Class A
(a)
.......... 800 13,953
XPeng , Inc., ADR
(a)
............ 550 19,300
Yadea Group Holdings Ltd.
(b)(c)
..... 32,000 45,568
Yum China Holdings, Inc. ........ 561 27,023
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .... 46,600 52,018
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H .... 55,000 36,023
3,606,288
Colombia — 0.1%
Bancolombia SA, ADR .......... 250 8,895
Czech Republic — 0.8%
Moneta Money Bank A/S
(b)(c)
...... 21,531 92,895
Greece — 1.0%
OPAP SA ................... 7,814 116,061
Hungary — 0.7%
MOL Hungarian Oil & Gas plc ..... 8,937 77,935
India — 9.4%
Asian Paints Ltd. .............. 5,135 217,601
Axis Bank Ltd.
(a)
............... 2,384 24,967
Bandhan Bank Ltd.
(b)(c)
.......... 3,142 13,382
Berger Paints India Ltd. ......... 4,265 41,396

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
India (continued)
Dabur India Ltd. ............... 1,830 $ 13,207
Grasim Industries Ltd. ........... 3,751 87,345
Havells India Ltd. .............. 2,019 32,272
HCL Technologies Ltd. .......... 2,364 35,084
HDFC Bank Ltd., ADR .......... 942 64,649
Hero MotoCorp Ltd. ............ 372 13,668
Housing Development Finance Corp.
Ltd. ..................... 3,805 129,830
IndusInd Bank Ltd. ............. 3,430 40,491
Info Edge India Ltd. ............ 153 10,127
Kotak Mahindra Bank Ltd. ........ 4,828 121,014
Mahindra & Mahindra Ltd. ........ 2,735 32,713
Mphasis Ltd. ................. 999 41,953
Persistent Systems Ltd. ......... 209 12,404
Piramal Enterprises Ltd. ......... 265 8,554
Tata Consultancy Services Ltd. .... 1,355 68,232
TVS Motor Co. Ltd. ............ 4,153 33,991
Wipro Ltd. ................... 1,971 15,218
Wipro Ltd., ADR ............... 2,364 18,179
1,076,277
Indonesia — 0.7%
Bank Central Asia Tbk . PT ........ 61,800 32,871
Kalbe Farma Tbk . PT ........... 323,100 36,844
Perusahaan Gas Negara Tbk . PT
(a)
.. 119,300 11,547
81,262
Malaysia — 3.1%
CIMB Group Holdings Bhd. ....... 44,700 55,682
Petronas Dagangan Bhd. ........ 10,200 47,278
Press Metal Aluminium Holdings Bhd. 17,800 26,197
Public Bank Bhd. .............. 120,600 121,481
RHB Bank Bhd. ............... 79,900 106,347
356,985
Mexico — 1.6%
Arca Continental SAB de CV ...... 3,900 23,017
Cemex SAB de CV
(a)
........... 21,525 13,190
Coca-Cola Femsa SAB de CV ..... 13,394 70,638
Coca-Cola Femsa SAB de CV, ADR . 418 22,079
Fomento Economico Mexicano SAB de
CV ..................... 2,795 21,046
Wal-Mart de Mexico SAB de CV .... 10,387 35,233
185,203
Peru — 0.1%
Credicorp Ltd. ................ 101 14,465
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 175 5,831
Qatar — 0.5%
Masraf Al Rayan QSC ........... 5,545 7,435
Qatar Islamic Bank SAQ ......... 1,752 9,386
Qatar National Bank QPSC ....... 6,851 40,894
57,715
Romania — 0.3%
NEPI Rockcastle plc ............ 5,585 37,979
Russia — 2.9%
LUKOIL PJSC ................ 10 888
LUKOIL PJSC, ADR ............ 2,400 214,921
Novatek PJSC, GDR
(c)
.......... 150 31,681
PhosAgro PJSC, GDR
(c)
......... 4,266 85,577
333,067
Security
Shares
Shares Value
South Africa — 5.1%
AVI Ltd. .................... 6,809 $ 33,875
Bidvest Group Ltd. (The) ......... 12,895 158,102
Clicks Group Ltd. .............. 769 14,766
Foschini Group Ltd. (The) ........ 4,078 34,059
Gold Fields Ltd. ............... 1,270 13,609
Gold Fields Ltd., ADR ........... 1,454 15,413
Life Healthcare Group Holdings Ltd. . 88,963 130,811
Mr Price Group Ltd. ............ 1,654 21,937
Naspers Ltd., Class N ........... 689 111,376
Northam Platinum Holdings Ltd.
(a)
... 626 8,266
Sanlam Ltd. ................. 8,073 33,168
Truworths International Ltd. ....... 1,797 6,669
582,051
South Korea — 11.4%
Amorepacific Corp. ............ 82 10,694
Coway Co. Ltd. ............... 139 8,008
Doosan Co. Ltd.
(a)
............. 270 22,107
Kakao Corp. ................. 1,063 76,782
KB Financial Group, Inc. ......... 570 28,249
KT Corp. ................... 695 18,260
KT Corp., ADR ............... 5,525 71,604
LG Chem Ltd. ................ 163 87,378
LG Display Co. Ltd. ............ 341 5,735
LG Display Co. Ltd., ADR
(a)
....... 6,607 54,772
LG Electronics, Inc. ............ 152 16,514
LG Household & Health Care Ltd. ... 40 32,538
NAVER Corp. ................ 129 34,074
NCSoft Corp. ................ 66 29,737
POSCO .................... 569 127,282
Samsung C&T Corp. ........... 259 23,431
Samsung Electro-Mechanics Co. Ltd. 135 20,539
Samsung Electronics Co. Ltd. ..... 6,998 435,269
Samsung SDI Co. Ltd. .......... 27 13,400
Shinhan Financial Group Co. Ltd. ... 3,797 121,615
Shinhan Financial Group Co. Ltd., ADR 1,635 52,467
SK Innovation Co. Ltd.
(a)
......... 31 5,689
SK Telecom Co. Ltd. ............ 173 8,234
1,304,378
Taiwan — 17.9%
ASE Technology Holding Co. Ltd. ... 19,000 69,200
AU Optronics Corp. ............ 12,000 8,921
Cathay Financial Holding Co. Ltd. ... 89,000 206,440
China Airlines Ltd.
(a)
............ 20,000 17,428
CTBC Financial Holding Co. Ltd. ... 231,000 232,226
Delta Electronics, Inc. ........... 10,000 98,655
E.Sun Financial Holding Co. Ltd. ... 19,100 20,085
Evergreen Marine Corp. Taiwan Ltd. . 3,000 12,728
First Financial Holding Co. Ltd. ..... 76,000 69,207
Fubon Financial Holding Co. Ltd. ... 5,000 13,798
MediaTek , Inc. ................ 5,000 198,596
Nanya Technology Corp. ......... 11,000 29,222
Realtek Semiconductor Corp. ..... 3,000 58,200
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 855,514
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 1,237 151,693
Unimicron Technology Corp. ...... 1,000 7,497
United Microelectronics Corp. ..... 3,000 6,268
2,055,678
Thailand — 2.6%
Bangkok Dusit Medical Services PCL,
NVDR ................... 16,500 11,143
Delta Electronics Thailand PCL, NVDR 600 6,356

BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Thailand (continued)
Energy Absolute PCL, NVDR ...... 26,000 $ 70,120
Home Product Center PCL, NVDR .. 53,600 22,875
PTT PCL, NVDR .............. 103,900 122,666
Siam Cement PCL (The), NVDR .... 5,900 68,534
301,694
Turkey — 0.2%
Arcelik A/S .................. 4,911 18,969
Turk Telekomunikasyon A/S ....... 11,197 8,053
27,022
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC . 2,410 5,900
Aldar Properties PJSC .......... 5,454 6,155
Emirates NBD Bank PJSC ........ 1,945 7,094
19,149
Total Common Stocks — 94.4%
(Cost: $10,372,056) .............................. 10,817,150
Investment Companies — 2.6%
iShares MSCI Saudi Arabia ETF
(d)
.. 6,674 303,867
Total Investment Companies — 2.6%
(Cost: $200,631) ................................ 303,867
Security
Shares
Shares Value
Preferred Stocks — 0.2%
Brazil — 0.1%
Cia Energetica de Minas Gerais
(Preference) ............... 2,927 $ 7,281
Gerdau SA (Preference) ......... 1,522 7,997
15,278
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) ............... 194 10,390
Total Preferred Stocks — 0.2%
(Cost: $22,383) ................................ 25,668
Total Long-Term Investments — 97.2%
(Cost: $10,595,070) .............................. 11,146,685
Short-Term Securities — 1.4%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 104,928 104,928
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(f)
............. 54,422 54,428
Total Short-Term Securities — 1.4%
(Cost: $159,355) ................................ 159,356
Total Investments — 98.6%
(Cost: $10,754,425) .............................. 11,306,041
Other Assets Less Liabilities — 1.4% ................... 156,663
Net Assets — 100.0% .............................. $ 11,462,704
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 379,782 $ — $ (274,854) $ — $ — $ 104,928 104,928 $ 13 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — — 54,426 2 — 54,428 54,422 450
(b)
—
iShares MSCI Saudi Arabia ETF . 237,410 29,482 (11,685) 3,255 45,405 303,867 6,674 4,088 —
$ 3,257 $ 45,405 $ 463,223 $ 4,551 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 03/18/22 $ 306 $ 1,390
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 408,249 $ — $ — $ 408,249
Chile ............................................... 55,041 13,030 — 68,071
China ............................................... 341,138 3,265,150 — 3,606,288
Colombia ............................................ 8,895 — — 8,895
Czech Republic ........................................ 92,895 — — 92,895
Greece .............................................. — 116,061 — 116,061
Hungary ............................................. — 77,935 — 77,935
India ............................................... 82,828 993,449 — 1,076,277
Indonesia ............................................ 36,844 44,418 — 81,262
Malaysia ............................................. 73,475 283,510 — 356,985
Mexico .............................................. 185,203 — — 185,203
Peru ................................................ 14,465 — — 14,465
Poland .............................................. — 5,831 — 5,831
Qatar ............................................... 50,280 7,435 — 57,715
Romania ............................................. — 37,979 — 37,979
Russia .............................................. — 333,067 — 333,067
South Africa ........................................... 231,921 350,130 — 582,051
South Korea .......................................... 178,843 1,125,535 — 1,304,378
Taiwan .............................................. 151,693 1,903,985 — 2,055,678
Thailand ............................................. — 301,694 — 301,694
Turkey .............................................. 27,022 — — 27,022
United Arab Emirates .................................... — 19,149 — 19,149
Investment Companies .................................... 303,867 — — 303,867
Preferred Stocks
Brazil ............................................... 15,278 — — 15,278
Chile ............................................... — 10,390 — 10,390

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 104,928 $ — $ — $ 104,928
$ 2,362,865 $ 8,888,748 $ — $ 11,251,613
Investments V alued at NAV
(a)
..................................... 54,428
$ —
$ 11,306,041
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 1,390 $ — $ — $ 1,390
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.